Schedule of Reconciliation between Effective Tax Rate and Statutory Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 22, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory rate	34.00%	35.00%	34.00%
State income tax, net of federal benefit	(0.34%)		1.19%
Nondeductible expenses	(0.46%)		(0.01%)
Equity-based expenses	(22.68%)		(17.34%)
Return to provision	0.19%
Tax credits	1.35%		1.52%
Uncertain tax positions	(0.34%)		(0.38%)
Foreign rate differential	(0.03%)		(1.24%)
Rate adjustment	(22.26%)		0.12%
Change in valuation allowance	10.57%		(16.96%)
Provision (benefit) for income taxes			0.90%